Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on MHFG Group's Balance Sheets that Relate to its Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 24,998,493	¥ 30,020,743
Loans		81,804,233	77,104,122
Total		200,456,304	193,810,151	¥ 190,114,400
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,919,249	2,844,653
Trading account liabilities		13,591,740	17,111,142
Total		191,684,247	185,626,960
Maximum exposure to loss		628,000	534,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		85,000	55,000
Investments		254,000	254,000
Loans		237,000	205,000
Total		576,000	514,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		31,000	27,000
Trading account liabilities		1,000	1,000
Total		32,000	28,000
Maximum exposure to loss	[1]	¥ 628,000	¥ 534,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.